Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Disclosure of Reconciliation of Changes in Intangible Assets and Goodwill	Intangible assets consisted of the following for the periods presented:

	Year Ended December 31, 2024
	Software	Other Acquired Intangibles	Total
Costs
Beginning balance	$44,449	$4,224	$48,673
Additions(a)	1,883	—	1,883
Disposals	(3,990)	(362)	(4,352)
Ending balance	$42,342	$3,862	$46,204
Accumulated amortization
Beginning balance	$(28,500)	$(822)	$(29,322)
Period changes	(5,554)	(500)	(6,054)
Disposals	3,990	362	4,352
Ending balance	$(30,064)	$(960)	$(31,024)
Net book value	$12,278	$2,902	$15,180

	Year Ended December 31, 2023
	Software	Other Acquired Intangibles	Total
Costs
Beginning balance	$39,306	$7,124	$46,430
Additions(a)	5,949	—	5,949
Disposals	(806)	(2,900)	(3,706)
Ending balance	$44,449	$4,224	$48,673
Accumulated amortization
Beginning balance	$(22,517)	$(2,815)	$(25,332)
Period changes	(6,789)	(907)	(7,696)
Disposals	806	2,900	3,706
Ending balance	$(28,500)	$(822)	$(29,322)
Net book value	$15,949	$3,402	$19,351

	Year Ended December 31, 2022
	Software	Other Acquired Intangibles	Total
Costs
Beginning balance	$28,095	$2,900	$30,995
Additions(a)	11,211	4,224	15,435
Disposals	—	—	—
Ending balance	$39,306	$7,124	$46,430
Accumulated amortization
Beginning balance	$(15,192)	$(1,669)	$(16,861)
Period changes	(7,325)	(1,146)	(8,471)
Disposals	—	—	—
Ending balance	$(22,517)	$(2,815)	$(25,332)
Net book value	$16,789	$4,309	$21,098
(a)For the years ended December 31, 2024, 2023 and 2022 additions were related to software enhancements and other acquired intangibles.